Debt (Details) - Summary of borrowings of the scilex pharma notes - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Current portion	$ 0	$ (37,950,000)	$ (15,888,000)
Long term portion	0	72,037,000	92,255,000
Scilex Pharma Notes [Member]
Debt Instrument [Line Items]
Principal	0	133,997,000	151,872,000
Unamortized debt discount	0	(30,597,000)	(51,022,000)
Unamortized debt issuance costs	0	(2,228,000)	(3,711,000)
Carrying value	0	101,172,000	97,139,000
Current portion	0	(29,135,000)	(4,881,000)
Long term portion	0	72,037,000	92,258
Estimated fair value	$ 0	$ 115,400,000	$ 122,300,000